As filed with the Securities and Exchange Commission on September 27, 2001.
                                                      1933 Act File No: 33-82080
                                                      1940 Act File No: 811-8664

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                            [ ]
                                            ----
         Post-Effective Amendment No.        16                 [X]
                                            ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                       18                 [X]
                                            ----

                      Jackson National Separate Account - I
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (517) 381-5500
--------------------------------------------------------------------------------

                                            With a copy to:
         Patrick W. Garcy
         Asst. Vice Pres. &
         Assoc. General Counsel             Joan E. Boros, Esq.
         Jackson National Life              Jorden Burt LLP
         Insurance Company                  1025 Thomas Jefferson St. NW
         1 Corporate Way                    Washington DC  20007-5201
         Lansing, MI  48951
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

         immediately upon filing pursuant to paragraph (b)
----
  X      on October 8, 2001 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

  X This post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment.

Title of Securities Being Registered
         Variable Portion of Individual Deferred Variable Annuity Contracts

This Post-Effective Amendment No. 16 under the Securities Act of 1933, as amended (the "Securities Act"), to the Registration Statement on Form N-4 of Jackson National Separate Account I is being filed for the sole purpose of designating a new effective date pursuant to Rule 485(b)(iii) under the Securities Act for the previously filed post-effective amendment, which was filed with the Commission on July 30, 2001. The new effective date is October 8, 2001. Post-Effective Amendment No. 16 does not otherwise delete, amend, or supersede any prospectus, statement of additional information exhibit, undertaking, or other information contained in the Registration Statement, as previously amended.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 27th day of September 27, 2001.

                           Jackson National Separate Account - I
                                  (Registrant)

                           By:  Jackson National Life Insurance Company

                           By:  /s/ Andrew B. Hopping                        *
                                ----------------------------------------------
                                    Andrew B. Hopping
                                    Executive Vice President -
                                    Chief Financial Officer and Director

                           Jackson National Life Insurance Company
                                    (Depositor)

                           By: /s/   Andrew B. Hopping                       *
                               -----------------------------------------------
                                     Andrew B. Hopping
                                     Executive Vice President -
                                     Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Clark P. Manning                           *             September 27, 2001
-------------------------------------------------            ------------------
Clark P. Manning, President, Chief
Executive Officer and Director

/s/ Michael A. Wells                           *             September 27, 2001
-------------------------------------------------            ------------------
Michael A. Wells, Director

/s/ Andrew B. Hopping                          *             September 27, 2001
-------------------------------------------------            ------------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director





* Thomas J. Meyer, Attorney-in-Fact